Financial Assets and Financial Liabilities - Schedule of Losses Were Recognised in Profit or Loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value losses to financial assets			$ (557,676)
Financial Asset [Member]
Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value losses to financial assets			$ (557,676)